FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

Assets Measured at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis are summarized below:

Fair Value Measurements at December 31, 2019 Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value
Available for sale securities	$—	$15,854,872	$500,000	$16,354,872

Fair Value Measurements at December 31, 2018 Using
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Carrying
	(Level 1)	(Level 2)	(Level 3)	Value
Available for sale securities	$—	$16,893,729	$500,000	$17,393,729

Schedule of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2019 and 2018, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at December 31, 2019 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Impaired loans	$—	$—	$—	$(90,817)
Foreclosed assets	$—	$—	$131,600	$(4,700)

Total	$—	$—	$131,600	$(95,517)

	Fair Value Measurements at December 31, 2018 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Impaired loans	$—	$—	$—	$(102,268)
Foreclosed assets	$—	$—	$681,500	$(112,600)

Total	$—	$—	$681,500	$(214,868)